Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retained Earnings
Cash dividends declared on common shares, per share	$ 1.1247	$ 0.6808	$ 0.6862
Serial Preferred Stock
Preference Shares authorized	20,000,000.0	20,000,000.0	20,000,000.0
Preference Shares issued	0	0	0
Preferred Shares outstanding	0	0	0
Voting Preferred Stock
Preference Shares authorized	5,000,000	5,000,000	5,000,000
Preference Shares issued	0	0	0